TAXES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective income tax rate		21.00%	21.00%
Change in valuation allowance, rate	23.30%	27.36%